Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		€ (826)		€ 58,287
Impairment of intangible and tangible assets	€ 1,417	13,122	€ 2,464	37,448
Impairment resulting from the measurement of assets held for sale	(3,375)	11,892	120,177	11,892
Loss from the sale of business	84,059		109,047
Other	25,374	7,827	30,742	7,827
Expenses from strategic transactions and programs	107,475	32,015	262,430	115,454
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		(826)		58,287
Impairment of intangible and tangible assets		10,724		35,050
Impairment resulting from the measurement of assets held for sale	(3,375)	11,892	120,177	11,892
Loss from the sale of business	84,059		109,047
Other	23,321	1,124	27,473	1,124
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	1,417	2,398	2,464	2,398
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 2,053	€ 6,703	€ 3,269	€ 6,703